STOCK WARRANTS (Details Textual) - shares	Mar. 31, 2016	Dec. 31, 2015	Nov. 23, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued To Purchase Shares Of Common Stock	265,048	1,111,111	1,111,111